Earnings per share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Earnings per share
8. Earnings per share
Basic
Basic earnings per share is calculated by dividing the profit attributable to equity shareholders of the company by the weighted average number of ordinary shares in issue during the year, excluding ordinary shares purchased by the company and held as treasury shares.
Diluted
Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares to take account of all dilutive potential ordinary shares and adjusting the profit attributable, if applicable, to account for any tax consequences that might arise from conversion of those shares.

All figures in £ millions	Notes	2019	2018	2017
Earnings/(loss) for the year from continuing operations		266	590	408
Non-controlling interest		(2)	(2)	(2)

Earnings/(loss) attributable to equity holders of the company		264	588	406

Weighted average number of shares (millions)		777.0	778.1	813.4
Effect of dilutive share options (millions)		0.5	0.6	0.3
Weighted average number of shares (millions) for diluted earnings		777.5	778.7	813.7

Earnings/(loss) per share
Basic		34.0p	75.6p	49.9p
Diluted		34.0p	75.5p	49.9p